SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21730

Cypress Creek Private Strategies TEI Fund, L.P.

Name of Registrant

712 W. 34th Street, Suite 201, Austin, Texas 78705

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Cypress Creek Private Strategies TEI Fund, L.P. (the “Fund”) to be Redeemed:
Limited partnership interests (“Interests”).
(2)	Date on Which the Securities are to be Redeemed:
The Interests will be redeemed as of November 1, 2021.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Interests are to be redeemed pursuant to Article 4, Sections 4.5(d) and (e) of the Fund’s Amended and Restated Agreement of Limited Partnership.
(4)	The principal amount or number of Interests and the basis upon which the securities to be called or redeemed are to be selected:
The Fund will repurchase outstanding Interests of limited partners with capital account balances less than or equal to $50,000 as of November 1, 2021. Based on capital account balances as of July 31, 2021, the Fund intends to repurchase approximately 14.08% of the Fund’s outstanding Interests, having an aggregate estimated net asset value of $12,823,550, representing the Fund Interests owned by limited partners with capital account balances less than or equal to $50,000 as of July 31, 2021.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf on this 30th day of September, 2021.

Cypress Creek Private Strategies TEI Fund, L.P.
By:	/s/ Benjamin J. Murray
Name: Benjamin J. Murray Title: Principal Financial Officer